Balance Sheet Components - Accrued Warranty Liability (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Product Warranties Disclosures [Abstract]
Balance at the beginning of the period	$ 1,702	$ 293
Additions charge to cost of product revenue	4,858	2,578
Consumption	(3,647)	(1,169)
Balance at the end of the period	$ 2,913	$ 1,702